Schedule I - Condensed Financial Information of Registrant - Balance Sheets (Parenthetical) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 30, 2021	Mar. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000		700,000	700,000
Common stock, shares issued	158,524		140,222	139,721
Common stock, shares outstanding	158,474		125,074	139,721
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000		61,006	0
Preferred stock, shares issued	0		61,006	0
Preferred stock, shares outstanding	0		61,006	0
Preferred stock, liquidation value			$ 350,000	$ 0
Treasury stock, shares	50		15,146	0
Parent Company | Reportable Legal Entities
Condensed Balance Sheet Statements
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			700,000	700,000
Common stock, shares issued			140,222	139,721
Common stock, shares outstanding			125,074	139,721
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares authorized			61,006	0
Preferred stock, shares issued			61,006	0
Preferred stock, shares outstanding			61,006	0
Preferred stock, liquidation value			$ 350,000	$ 0
Treasury stock, shares			15,146	0